INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.1	$ (0.4)
Hedges	(0.9)	2.6
Total income taxes related to OCI	$ (0.8)	$ 2.2